UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
         Central, Hong Kong

13F File Number:  028-14768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/  Roger Denby-Jones     Hong Kong     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $393,976 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     9345   285000 SH  PUT  SOLE                   285000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    35125  1071200 SH       SOLE                  1071200        0        0
BAIDU INC                      SPON ADR REP A   056752108    30391   260000 SH  PUT  SOLE                   260000        0        0
CITIGROUP INC                  COM NEW          172967424     9096   278000 SH  PUT  SOLE                   278000        0        0
CITIGROUP INC                  COM NEW          172967424    13579   415000 SH  CALL SOLE                   415000        0        0
CITIGROUP INC                  COM NEW          172967424    38554  1178310 SH       SOLE                  1178310        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    10245   760000 SH  CALL SOLE                   760000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    52793  3916380 SH       SOLE                  3916380        0        0
NETEASE INC                    SPONSORED ADR    64110W102     8140   145000 SH       SOLE                   145000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    52942   308000 SH  CALL SOLE                   308000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    77283   536800 SH  PUT  SOLE                   536800        0        0
UNIVERSAL DISPLAY CORP         COM              91347P105    19323   562849 SH       SOLE                   562849        0        0
WYNN RESORTS LTD               COM              983134107    27117   234900 SH  PUT  SOLE                   234900        0        0
WYNN RESORTS LTD               COM              983134107    10043    87000 SH  CALL SOLE                    87000        0        0